Other Expense, Net - Summary of net asset impairments and supplier settlements (Detail) - Fisker Inc [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Net Asset Impairments And Supplier Settlements [Line Items]
Accounts receivable	$ 23
Inventories	67
Other assets, net	144
Fixed assets, net	58
Other accrued liabilities	(15)
Operating lease right-of-use assets	2
Impairment Total	279
Supplier settlements	51
Impairment and supplier related settlements	330	$ 0
Body Exteriors & Structures [Member]
Net Asset Impairments And Supplier Settlements [Line Items]
Accounts receivable	3
Inventories	5
Other assets, net	0
Fixed assets, net	1
Other accrued liabilities	(5)
Operating lease right-of-use assets	1
Impairment Total	5
Supplier settlements	4
Impairment and supplier related settlements	9
Power & Vision [Member]
Net Asset Impairments And Supplier Settlements [Line Items]
Accounts receivable	4
Inventories	52
Other assets, net	54
Fixed assets, net	49
Other accrued liabilities	0
Operating lease right-of-use assets	0
Impairment Total	159
Supplier settlements	41
Impairment and supplier related settlements	200
Seating Systems [Member]
Net Asset Impairments And Supplier Settlements [Line Items]
Accounts receivable	2
Inventories	8
Other assets, net	0
Fixed assets, net	5
Other accrued liabilities	0
Operating lease right-of-use assets	1
Impairment Total	16
Supplier settlements	6
Impairment and supplier related settlements	22
Complete Vehicles [Member]
Net Asset Impairments And Supplier Settlements [Line Items]
Accounts receivable	14
Inventories	2
Other assets, net	90
Fixed assets, net	3
Other accrued liabilities	(10)
Operating lease right-of-use assets	0
Impairment Total	99
Supplier settlements	0
Impairment and supplier related settlements	$ 99